Employee Benefits - Summary of Components of Cash Settled Awards Obligation Expense Recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Interest cost	€ 6
Current service cost	947
Cash Settled Awards
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	21,333	€ 18,893
Interest cost	(14)	(21)
Current service cost		2,715
Benefits paid	(7,919)
Actuarial Gains and Losses	(10,832)	(254)
Transferred to SGP 2021-2027	(400)
Stock granted	(2,168)
Ending balance		21,333
Cash Settled Awards | Incentive Plan 2012-2021
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	13,338	13,456
Interest cost	(9)	(15)
Benefits paid	(7,919)
Actuarial Gains and Losses	(3,299)	(103)
Transferred to SGP 2021-2027	(400)
Stock granted	(1,711)
Ending balance		13,338
Cash Settled Awards | Incentive Plan 2018-2022
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	7,995	5,437
Interest cost	(5)	(6)
Current service cost		2,715
Actuarial Gains and Losses	(7,533)	(151)
Stock granted	(457)
Ending balance		€ 7,995
Stock Grant Plan 2021-2027
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Interest cost	6
Current service cost	€ 947